Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other long-term liabilities
Schedule of other long-term liabilities

		As at December 31,
	Notes	2020	2021	2021
		RMB	RMB	US$
Accrued unrecognized tax benefits & surcharge	i)	74,728	75,347	11,824
Lease deposit received from hospital		1,998	2,000	314
Convertible Note	ii)	—	20,000	3,138
Others		—	1,254	197
		76,726	98,601	15,473
i)	The amounts of unrecognized tax benefit are based on the recognition and measurement criteria of ASC Topic 740. The balance is presented as non-current liability in the consolidated financial statements as at December 31, 2021 due to the fact that the Group does not anticipate payments of cash within one year. The Group recorded accrued unrecognized tax benefits & surcharge amounting to RMB74,728 and RMB75,347 (US$11,824) (note 27) as of December 31, 2020 and 2021, respectively.

ii)	Convertible Note

In December 2021, Healthingkon, a subsidiary of the Company, issued RMB20.0 million convertible note (“2021 Convertible Note”) to a single investor. Healthingkon received proceeds of RMB20.0 million on December 7, 2021 with no issuance costs. The Convertible Note bear interest of 4.75% per annum and have terms of 5 years upon the receipt of the principal.